Investments - Additional Information (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended
		Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	May 05, 2022	Apr. 01, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 23, 2019	Dec. 20, 2017	Jan. 01, 2017
Gain (Loss) on Securities [Line Items]
Catastrophe bonds, trading, cost			$ 2.4		$ 2.9
Investment in the period			0.4		2.0
Equity method investment, aggregate cost			7.0		6.2			$ 3.9
Other investments, at fair value (2)	[1]		213.4		221.3
Restricted assets			266.5		471.3
Investment funded			0.0
Available-for-sale investment, allowance for credit loss, increase (decrease)			(3.7)		5.0
Investment, Identifier [Axis]: Unfunded Commitment, Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment				$ 5.3	5.3
Investment, Identifier [Axis]: Unfunded Commitment, Infrastructure fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			6.4		8.4
Investment, Identifier [Axis]: Unfunded Commitment, Real Estate Fund (Sept 2021)
Gain (Loss) on Securities [Line Items]
Unfunded commitment			3.3		3.3
Fair Value, Recurring [Member] | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Other investments, at fair value (2)			22.9		25.3
Real estate fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			213.4		221.3
Commercial mortgage loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading			295.0		312.1
Middle market loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading			102.1		106.9
Privately-held investments
Gain (Loss) on Securities [Line Items]
Fair market value, trading			482.4		533.0
Real estate fund (Dec 2017) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			125.2		134.6
Real estate fund (Sept 2021) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			39.2		40.6
Infrastructure fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			11.7		8.2
MVI
Gain (Loss) on Securities [Line Items]
Investment in the period		$ 0.8	0.0		0.4
Equity method investment, aggregate cost			0.8		0.8			0.5
Digital Re
Gain (Loss) on Securities [Line Items]
Investment in the period			0.0		0.0
Equity method investment, ownership percentage												49.00%
Equity method investment, aggregate cost			0.2		0.2			0.2				$ 2.3
Multi-Line Insurer
Gain (Loss) on Securities [Line Items]
Investment in the period			0.4		1.6
Equity method investment, aggregate cost			6.0		5.2			$ 3.2
Other investments, at fair value (2)										$ 5.0
Gross realized and unrealized gains (loss)			0.4	$ 0.1
Limited Partner | Real estate fund
Gain (Loss) on Securities [Line Items]
Other investments, at fair value (2)			$ 213.4		$ 221.3
Restricted assets							$ 10.0		$ 20.0		$ 100.0
Limited Partner | Real estate fund | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Restricted assets							$ 30.0
Limited Partner | Infrastructure fund
Gain (Loss) on Securities [Line Items]
Restricted assets						$ 15.0

[1]	Other investments includes related party investments of $22.9 million (December 31, 2022 — $25.3 million) in Apollo Real Estate Fund and $12.6 million (December 31, 2022 — $12.7 million) in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $312.1 million (December 31, 2022 — $232.1 million ) which are held in trusts. (4)